Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	26,693,004	26,693,004	25,346,004
Common stock, shares outstanding	26,693,004	26,693,004	25,346,004